SHARE BASED COMPENSATION AND BENEFIT PLANS - Options Exercised During the Periods (Details) - Share-Based Payment Arrangement, Option - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Intrinsic value	$ 64	$ 99	$ 352
Cash proceeds received	0	12	198
Tax benefit realized	$ 13	$ 21	$ 74